SCHEDULE OF RSU’S TRANSACTIONS (Details) - RSU's [member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of RSU's, beginning balance	720,000
Number of RSU's, granted	1,308,250	1,265,000
Number of RSU's, Exercise	(464,499)	(545,000)
Number of RSU's, Expiry	(91,667)
Number of RSU's, ending balance	1,472,084	720,000